Other Non-current Assets - Schedule of Other Non-current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Long-term interest receivables	$ 7,284	$ 0
Prepayment for a long-term investment	1,871	1,903
Long-term VAT recoverable	853	0
Long-term deposits	695	772
Equipment in-transit	23	63
Others	181	150
Other non-current assets	$ 10,907	$ 2,888